Commitments (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	R$ 9,692,525
Contractual obligations - investments	12,232,950
Total	21,925,475
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	2,187,670
Contractual obligations - investments	4,203,686
Total	6,391,356
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	2,057,845
Contractual obligations - investments	7,373,479
Total	9,431,324
Later Than Three Year And Not Later Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	1,397,956
Contractual obligations - investments	539,247
Total	1,937,203
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual obligations - expenses	4,049,054
Contractual obligations - investments	116,538
Total	R$ 4,165,592